Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories Table

Inventories include the following:

At December 31,	2012	2011
Finished products	$432.0	$436.2
Work in process and raw materials	519.8	439.6

	951.8	875.8
Less LIFO reserve	(169.4)	(165.4)

	$782.4	$710.4